MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 8 for the PIMCO Total Return Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/06/10)
Class A	Return Before Taxes	-6.75%	1.79%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 14 for the Strategic Bond Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	-1.86%	7.91%	4.35%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 24 for the Diversified Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (10/15/04)
Class R4	Return Before Taxes	33.94%	16.35%	6.22%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 33 for the Large Cap Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	30.80%	15.38%	5.97%

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 35 for the MM S&P 500® Index Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	23.85%	15.71%	5.96%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 56 and 57 for the Mid-Cap Value Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (08/29/06)
Class R4	Return Before Taxes	33.39%	19.00%	7.26%

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 60 for the Small Cap Value Equity Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (03/31/06)
Class R4	Return Before Taxes	39.58%	19.82%	6.12%
Class R3	Return Before Taxes	39.24%	19.53%	5.87%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 68 for the MM S&P® Mid Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	32.49%	31.62%
Class R3	Return Before Taxes	32.17%	31.37%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 72 for the MM Russell 2000® Small Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	37.90%	34.52%
Class R3	Return Before Taxes	37.57%	34.27%

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 89 for the Diversified International Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/14/06)
Class R4	Return Before Taxes	21.42%	11.61%	-1.58%
Class R3	Return Before Taxes	21.12%	11.34%	-1.83%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 92 and 93 for the MM MSCI EAFE® International Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/25/12)
Class R4	Return Before Taxes	21.41%	29.44%
Class R3	Return Before Taxes	21.11%	29.19%

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-14-04

MASSMUTUAL SELECT FUNDS

MassMutual Select PIMCO Total Return Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/06/10)
Class A	Return Before Taxes	-6.75%	1.79%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PTR 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Strategic Bond Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 shares found in the table under Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	-1.86%	7.91%	4.35%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SB 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (10/15/04)
Class R4	Return Before Taxes	33.94%	16.35%	6.22%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DV 14-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FUV 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	30.80%	15.38%	5.97%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LCV 14-02

MASSMUTUAL SELECT FUNDS

MM S&P 500® Index Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	23.85%	15.71%	5.96%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

500I 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Focused Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FOV 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GO 14-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (08/29/06)
Class R4	Return Before Taxes	33.39%	19.00%	7.26%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MCV 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Value Equity Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (03/31/06)
Class R4	Return Before Taxes	39.58%	19.82%	6.12%
Class R3	Return Before Taxes	39.24%	19.53%	5.87%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCVE 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Value Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCOV 14-02

MASSMUTUAL SELECT FUNDS

MM S&P® Mid Cap Index Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	32.49%	31.62%
Class R3	Return Before Taxes	32.17%	31.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MCI 14-01

MASSMUTUAL SELECT FUNDS

MM Russell 2000® Small Cap Index Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	37.90%	34.52%
Class R3	Return Before Taxes	37.57%	34.27%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCI 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid Cap Growth Equity II Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MCG 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Growth Equity Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCGE 14-01

MASSMUTUAL SELECT FUNDS

MM MSCI EAFE® International Index Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/25/12)
Class R4	Return Before Taxes	21.41%	29.44%
Class R3	Return Before Taxes	21.11%	29.19%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

II 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified International Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/14/06)
Class R4	Return Before Taxes	21.42%	11.61%	-1.58%
Class R3	Return Before Taxes	21.12%	11.34%	-1.83%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DI 14-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated September 26, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the first paragraph under Performance Information:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

O 14-01